Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
(7)	Borrowings

Short-term borrowings (repurchase agreements) of the Company were cash management accounts as follows:

(dollars in thousands)	2024	2023	2022

Amount outstanding at December 31,	$84,781	$88,990	$122,700
Maximum amount outstanding at any month end	102,954	134,293	253,219
Average amount outstanding	89,707	114,639	177,599
Weighted average interest rate:
For the year	0.88%	0.88%	0.42%
As of year end	0.88	0.86	0.86

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

As of December 31, 2024 the Company also has borrowing capacity of $937.9 million available with the Federal Home Loan Bank of New York.  The borrowings capacity is secured by the loans pledged by the Company.  As of December 31, 2024 and 2023, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York.

Trustco Bank is approved to borrow on short-term basis from the Federal Reserve Bank of New York.  The Bank can pledge certain securities to the Federal Reserve Bank to support this arrangement.  As of December 31, 2024 and 2023, the bank had no outstanding borrowings and loans with the Federal Reserve Bank of New York.